INCOME TAXES - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 0.0	$ 0.0
Deferred tax liabilities	(180.6)	(188.2)
Net deferred income tax liabilities	(180.6)	(188.2)	$ (198.2)
Deductible temporary differences for which no deferred tax asset is recognised	1,728.5	1,350.6
Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	50.6	139.2
Deferred tax liabilities	(231.2)	(327.4)
Non-capital losses
Deferred tax assets and liabilities [abstract]
Deferred tax assets	22.5	105.2	71.9
Deductible temporary differences for which no deferred tax asset is recognised	848.4	550.4
Non-capital losses | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	22.5	105.2
Asset retirement obligations
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.0	2.8	2.5
Deductible temporary differences for which no deferred tax asset is recognised	182.9	163.1
Asset retirement obligations | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	0.0	2.8
Other assets | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax assets	28.1	31.2
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(197.1)	(273.5)	(253.9)
Property, plant and equipment | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(197.1)	(273.5)
Royalty interests
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(5.3)	(7.2)	(8.0)
Royalty interests | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(5.3)	(7.2)
Mining duties | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	0.0	(22.6)
Inventory and Reserves
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(26.4)	(21.5)	(6.5)
Inventory and Reserves | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(26.4)	(21.5)
Other liabilities
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(2.4)	(2.6)	(4.9)
Other liabilities | Before Offset Amount
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	(2.4)	(2.6)
Net capital losses
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	83.0	72.5
Exploration and evaluation assets
Deferred tax assets and liabilities [abstract]
Deductible temporary differences for which no deferred tax asset is recognised	567.0	497.8
Mining duties
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities	0.0	(22.6)	(26.1)
Deductible temporary differences for which no deferred tax asset is recognised	0.0	22.6
Other deductible temporary differences
Deferred tax assets and liabilities [abstract]
Deferred tax assets	28.1	31.2	$ 28.5
Deductible temporary differences for which no deferred tax asset is recognised	$ 47.2	$ 44.2